Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 2,418,521	$ 497,093
Sales taxes recoverable	49,504	48,542
Prepaid expenses and deposits	510,741	289,226
Contract asset	25,261
Total current assets	3,004,027	834,861
Non-current assets
Contract Asset	215,237
Equipment	8,167	11,165
Total assets	3,227,431	846,026
Current liabilities
Accounts payable and accrued liabilities	1,277,642	1,166,023
Contract liability	252,609
Total current liabilities	1,530,251	1,166,023
Non-current liabilities
Contract liability	2,152,363
Total liabilities	3,682,614	1,166,023
Shareholders' (deficiency) equity
Common shares	28,745,992	26,182,073
Contributed surplus	4,357,922	4,287,947
Accumulated deficit	(33,559,097)	(30,790,017)
Total shareholders' (deficiency) equity	(455,183)	(319,997)
Total liabilities and shareholders' (deficiency) equity	$ 3,227,431	$ 846,026